Fixed assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost	R$ 25,483	R$ 24,428
Depreciation	(15,978)	(15,027)
Impairment	(312)	(266)
Residual	9,193	9,135
Real Estates [Member]
IfrsStatementLineItems [Line Items]
Cost	9,738	9,075
Depreciation	(3,934)	(3,706)
Impairment	(244)	(198)
Residual	5,560	5,171
Real Estates [Member] | Land [member]
IfrsStatementLineItems [Line Items]
Cost	1,997	2,039
Residual	1,997	2,039
Real Estates [Member] | Building And Improvements [Member]
IfrsStatementLineItems [Line Items]
Cost	7,741	7,036
Depreciation	(3,934)	(3,706)
Impairment	(244)	(198)
Residual	R$ 3,563	R$ 3,132
Real Estates [Member] | Building And Improvements [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	4.00%	4.00%
Real Estates [Member] | Building And Improvements [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	10.00%	10.00%
Other Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Cost	R$ 15,745	R$ 15,353
Depreciation	(12,044)	(11,321)
Impairment	(68)	(68)
Residual	3,633	3,964
Other Fixed Assets [Member] | Installations And Furniture [Member]
IfrsStatementLineItems [Line Items]
Cost	3,524	3,347
Depreciation	(2,693)	(2,530)
Impairment	(17)	(17)
Residual	R$ 814	R$ 800
Other Fixed Assets [Member] | Installations And Furniture [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	10.00%	10.00%
Other Fixed Assets [Member] | Installations And Furniture [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	20.00%	20.00%
Other Fixed Assets [Member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 9,424	R$ 9,330
Depreciation	(7,991)	(7,480)
Impairment	(51)	(51)
Residual	R$ 1,382	R$ 1,799
Other Fixed Assets [Member] | Computer equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	20.00%	20.00%
Other Fixed Assets [Member] | Computer equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	50.00%	50.00%
Other Fixed Assets [Member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 2,797	R$ 2,676
Depreciation	(1,360)	(1,311)
Residual	R$ 1,437	R$ 1,365
Other Fixed Assets [Member] | Other property, plant and equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	10.00%	10.00%
Other Fixed Assets [Member] | Other property, plant and equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	20.00%	20.00%